Financial Instruments and Related Disclosures - Summary of Movement in Financial Instruments Measured Using Level 3 Valuation Method (Detail) - Level 3 [member] - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [Line Items]
Beginning balance	£ (5,486)	£ (3,582)
Net losses recognised in the income statement	(970)	(2,283)
Net gains recognised in other comprehensive income	22	29
Contingent consideration for businesses divested/acquired during the year	80	(194)
Payment of contingent consideration liabilities	685	431
Additions	117	81
Disposals	(52)	(15)
Transfers from Level 3	(24)	(11)
Exchange	(29)	58
Ending balance	£ (5,657)	£ (5,486)